Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
Estimated fair values and carrying amounts of the Company’s financial instruments that are not measured at fair value on a recurring basis are as follows (in thousands):

	December 31, 2015		December 28, 2014
	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Cost method investments	$20,868	$20,868	$18,238	$18,238
Convertible note receivable	$—	$—	$2,000	$2,000
Term Loan Facility	$2,328,038	$2,360,155	$3,411,744	$3,471,017
5.875% Senior Notes due 2022	$1,108,250	$1,100,000	$—	$—
Dreamcatcher Credit Facility	$18,587	$18,868	$23,498	$23,914